PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Impairment loss of property and equipment, net			$ 4,106
Depreciation expenses	$ 7,465	$ 7,337	9,256
Depreciable cost	82,246	80,837
Reduction to fully depreciated equipment and leasehold improvements that are no longer in use	$ 46,051	$ 33,299
Equipment Leased To Others [Member]
Property, Plant and Equipment [Line Items]
Impairment loss of property and equipment, net			4,030
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment loss of property and equipment, net			$ 76